Award Timing Disclosure	12 Months Ended
	May 31, 2024	Jul. 15, 2023 USD ($) Securities $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
Our equity awards, including stock options, are granted in accordance with a predetermined schedule, which coincides with regularly scheduled C&L Committee meetings that are scheduled more than one year in advance.
Annual grants of equity awards, including stock options, to our NEOs and members of the Board are approved during the regularly scheduled meeting of the C&L Committee in July after the release of our fiscal year-end
earnings and upcoming fiscal year financial guidance. Our trading black-out
period normally lifts on the second business day following such release of information. The C&L Committee may also grant equity awards to individuals upon hire or promotion to executive officer positions or appointment to the Board. These equity awards are not granted during any trading black-out
periods.
The C&L Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.

In accordance with rules adopted by the SEC, the following table provides certain information about the July 2023 stock options granted to our NEOs one business day after the Company filed its fiscal 2023 Annual Report on
Form 10-K
on July 14, 2023.

Name (a)	Grant Date (b)	Number of securities underlying the award (#) (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award ($) (e)
Percentage change
in the closing
market price of the
securities
underlying the
award between the
trading day ending
immediately prior to
the disclosure of
material nonpublic
information and the
trading day
beginning
immediately
following the
disclosure of
material nonpublic
information
(f)

John B. Gibson	7/15/2023	63,583	$120.86	$1,725,007	<1%
Robert L. Schrader	7/15/2023	8,846	$120.86	$ 239,992	<1%
Mark A. Bottini	7/15/2023	19,904	$120.86	$ 539,996	<1%
Michael E. Gioja	7/15/2023	21,010	$120.86	$ 570,001	<1%
Elizabeth Roaldsen	7/15/2023	12,164	$120.86	$ 330,009	<1%
Efrain Rivera	7/15/2023	21,563	$120.86	$ 585,004	<1%

Awards Close in Time to MNPI Disclosures, Table
In accordance with rules adopted by the SEC, the following table provides certain information about the July 2023 stock options granted to our NEOs one business day after the Company filed its fiscal 2023 Annual Report on
Form 10-K
on July 14, 2023.

Name (a)	Grant Date (b)	Number of securities underlying the award (#) (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award ($) (e)
Percentage change
in the closing
market price of the
securities
underlying the
award between the
trading day ending
immediately prior to
the disclosure of
material nonpublic
information and the
trading day
beginning
immediately
following the
disclosure of
material nonpublic
information
(f)

John B. Gibson	7/15/2023	63,583	$120.86	$1,725,007	<1%
Robert L. Schrader	7/15/2023	8,846	$120.86	$ 239,992	<1%
Mark A. Bottini	7/15/2023	19,904	$120.86	$ 539,996	<1%
Michael E. Gioja	7/15/2023	21,010	$120.86	$ 570,001	<1%
Elizabeth Roaldsen	7/15/2023	12,164	$120.86	$ 330,009	<1%
Efrain Rivera	7/15/2023	21,563	$120.86	$ 585,004	<1%

Awards Close in Time to MNPI Disclosures
Name		John B. Gibson
Underlying Securities | Securities		63,583
Exercise Price | $ / shares		$ 120.86
Fair Value as of Grant Date | $		$ 1,725,007
Underlying Security Market Price Change		0.01
Robert L. Schrader [Member]
Awards Close in Time to MNPI Disclosures
Name		Robert L. Schrader
Underlying Securities | Securities		8,846
Exercise Price | $ / shares		$ 120.86
Fair Value as of Grant Date | $		$ 239,992
Underlying Security Market Price Change		0.01
Mark A. Bottini [Member]
Awards Close in Time to MNPI Disclosures
Name		Mark A. Bottini
Underlying Securities | Securities		19,904
Exercise Price | $ / shares		$ 120.86
Fair Value as of Grant Date | $		$ 539,996
Underlying Security Market Price Change		0.01
Michael E. Gioja [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael E. Gioja
Underlying Securities | Securities		21,010
Exercise Price | $ / shares		$ 120.86
Fair Value as of Grant Date | $		$ 570,001
Underlying Security Market Price Change		0.01
Elizabeth Roaldsen [Member]
Awards Close in Time to MNPI Disclosures
Name		Elizabeth Roaldsen
Underlying Securities | Securities		12,164
Exercise Price | $ / shares		$ 120.86
Fair Value as of Grant Date | $		$ 330,009
Underlying Security Market Price Change		0.01
Efrain Rivera [Member]
Awards Close in Time to MNPI Disclosures
Name		Efrain Rivera
Underlying Securities | Securities		21,563
Exercise Price | $ / shares		$ 120.86
Fair Value as of Grant Date | $		$ 585,004
Underlying Security Market Price Change		0.01